Income tax expense (Tables) - Alps Life Science Inc [Member]	6 Months Ended
Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Schedule of income tax expense
	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Estimated tax payable:
Current financial year	53,471	-
Under provision in prior financial years	-	-

	53,471	-

Schedule of reconciliation of income tax credit

A reconciliation of income tax credit applicable to loss before tax at the applicable statutory income tax rate to income tax expense at the effective income tax rate of the Group is as follows:

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Loss before tax	(1,208,560)	(856,261)
(Less)/Add: Share result of associates	(33,456)	3,068

	(1,242,016)	(853,193)

Taxation at statutory rate of 24%	(298,084)	(283,304)
Tax effects of:
Expenses not deductible	72,448	168,506
Utilisation of deferred tax assets previously not recognised	-	(73,103)
Deferred tax assets not recognised	279,107	188,902
	53,471	-

Schedule of estimated amount of temporary differences

At the end of the reporting period, the estimated amount of deductible temporary differences, unabsorbed capital allowances and unutilised tax losses of the Group, for which the deferred tax assets have not been recognised in the financial statements due to uncertainty of their realisation, is as follows:

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Temporary differences arising from:
Property, plant and equipment	(866,021)	(894,128)
Right-of-use assets and lease liabilities	(103,079)	19,480
Unabsorbed capital allowances	1,039,779	853,959
Unutilised tax losses	3,358,101	3,687,865

	3,428,780	3,667,176

Schedule of unutilised tax losses

Expiry date of the unutilised tax losses is summarised below:

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Year of assessment:
2028	244,409	220,319
2029	242,553	218,647
2030	627,700	565,833
2031	1,081,341	1,017,964
2032	624,897	563,306
2033	537,201	1,101,796
	3,358,101	3,687,865